Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Assets and Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 704	$ 99	¥ 616
Accrued expenses, payroll and others	3,602	507	3,861
Fixed assets depreciation and intangible assets amortization	3,532	497	3,767
Net operating loss carry-forwards	4,223	595	4,176
Less: valuation allowance	(9,872)	(1,390)	(10,033)
Deferred tax assets, net	2,189	308	2,387
Deferred tax liabilities:
Long-lived assets arising from acquisitions	220	31	428
Withholding tax on PRC subsidiaries' undistributed earnings	1,475	207	1,685
Tax on capital gains	908	128	797
Others	211	30	246
Deferred tax liabilities	¥ 2,814	$ 396	¥ 3,156